Cost of sales (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about cost of sales [Table Text Block]
	2017	2016
	$	$

Royalty interests	286	143
Stream interests	7,385	-
Offtake interests	117,974	-
	125,645	143